RECLAMATION OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2023
RECLAMATION OBLIGATIONS
Summary of Reclamation obligations

	At December 31	At December 31
(in thousands)	2023	2022

Reclamation obligations-by item:
Elliot Lake	$19,796	$16,634
MLJV and MWJV	12,215	10,069
Wheeler River and other	2,887	2,756
	$34,898	$29,459

Reclamation obligations-by balance sheet presentation:
Current	$2,256	$2,865
Non-current	32,642	26,594
	$34,898	$29,459

Summary of Reclamation obligations continuity

(in thousands)	2023	2022

Balance-January 1	$29,459	$37,532
Reclamation liability deposit from joint venture partner	99	—
Accretion (note 20)	1,681	1,444
Expenditures incurred	(3,118)	(1,348)
Liability adjustments-balance sheet (note 10)	3,548	(4,043)
Liability adjustment-income statement (note 21)	3,229	(4,126)
Balance-December 31	$34,898	$29,459